Leases	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Lessee, Lease, Description [Line Items]
Leases

10.   Leases

Lessee

The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset. The Company leases certain distribution center locations, vehicles, forklifts, computer equipment, and its corporate headquarters with expiration dates through 2032. Certain lease arrangements include escalating rent payments and options to extend the lease term. Expected lease terms include these options to extend or terminate the lease when it is reasonably certain the Company will exercise the option. The Company’s leasing arrangements do not contain material residual value guarantees nor material restrictive covenants.

The components of operating and finance lease cost for the thirteen weeks ended March 27, 2021 and thirteen weeks ended March 28, 2020 were as follows:

	Thirteen Weeks	Thirteen Weeks
	Ended	Ended
	March 27, 2021	March 28, 2020
Operating lease cost	$5,094	$4,747
Short term lease costs	887	520
Variable lease costs	303	181
Finance lease cost:
Amortization of right of use assets	215	202
Interest on lease liabilities	34	36

Rent expense totaled $6,284 and $5,448 in the thirteen weeks ended March 27, 2021 and thirteen weeks ended March 28, 2020, respectively. Rent expense includes operating lease cost as well as expense for non-lease components such as common area maintenance, real estate taxes, real estate insurance, variable costs related to our leased vehicles and also short-term rental expenses.

The implicit rate is not determinable in most of the Company’s leases, as such management uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The weighted average remaining lease terms and discount rates for all of our operating and finance leases were as follows as of March 27, 2021 and December 26, 2020:

	March 27, 2021		December 26, 2020
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
Weighted average remaining lease term	7.15	2.44	7.19	2.61
Weighted average discount rate	8.70%	7.14%	8.28%	7.14%

Supplemental balance sheet information related to the Company’s finance leases was as follows as of March 27, 2021 and December 26, 2020:

	March 27, 2021	December 26, 2020
Finance lease assets, net, included in property plant and equipment	$1,727	$1,919
Current portion of long-term debt	833	872
Long-term debt, less current portion	1,005	1,172
Total principal payable on finance leases	$1,838	$2,044

Supplemental cash flow information related to the Company’s operating leases was as follows for the thirteen weeks ended March 27, 2021 and thirteen weeks ended March 28, 2020:

	Thirteen Weeks	Thirteen Weeks
	Ended	Ended
	March 27, 2021	March 28, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$4,907	$4,621
Operating cash outflow from finance leases	35	36
Financing cash outflow from finance leases	227	206

Maturities of our lease liabilities for all operating and finance leases are as follows as of March 27, 2021:

	Operating	Finance
	Leases	Leases
Less than one year	$18,006	$941
1 to 2 years	16,093	646
2 to 3 years	13,982	387
3 to 4 years	13,711	40
4 to 5 years	13,018	—
After 5 years	35,646	—
Total future minimum rental commitments	110,456	2,014
Less – amounts representing interest	(28,509)	(176)
Present value of lease liabilities	$81,947	$1,838

Lessor

The Company has certain arrangements for key duplication equipment under which we are the lessor. These leases meet the criteria for operating lease classification. Lease income associated with these leases is not material.

8.  Leases:

Lessee

The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset. The Company leases certain distribution center locations, vehicles, forklifts, computer equipment, and its corporate headquarters with expiration dates through 2032. Certain lease arrangements include escalating rent payments and options to extend the lease term. Expected lease terms include these options to extend or terminate the lease when it is reasonably certain the Company will exercise the option. The Company’s leasing arrangements do not contain material residual value guarantees nor material restrictive covenants.

The components of operating and finance lease cost for the year ended December 26, 2020 and December 28, 2019 were as follows:

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Operating lease cost	$19,189	$19,456
Short term lease costs	2,404	2,587
Variable lease costs	898	2,731
Finance lease cost:
Amortization of right of use assets	813	616
Interest on lease liabilities	143	115

Rent expense is recognized on a straight-line basis over the expected lease term. Rent expense totaled $22,491,  $24,774 and $19,281 in the year ended December 26, 2020, December 28, 2019 and December 29, 2018, respectively. Rent expense includes operating lease cost as well as expense for non-lease components such as common area maintenance, real estate taxes, real estate insurance, variable costs related to our leased vehicles and also short-term rental expenses.

The implicit rate is not determinable in most of the Company’s leases, as such management uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 26, 2020 and December 28, 2019:

	December 26, 2020		December 28, 2019
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases(1)	Leases
Weighted average remaining lease term	7.19	2.61	7.88	3.46
Weighted average discount rate	8.28%	7.14%	7.81%	6.49%
(1)	Upon adoption of the new lease standard, discount rates used for existing operating leases were established on December 30, 2018.

Supplemental balance sheet information related to the Company’s finance leases as of December 26, 2020 and December 28, 2019:

	December 26,	December 28,
	2020	2019
Finance lease assets, net, included in property plant and equipment	$1,919	$2,101
Current portion of long-term debt	872	749
Long-term debt, less current portion	1,172	1,526
Total principal payable on finance leases	$2,044	$2,275

Supplemental cash flow information related to our operating leases was as follows for the year ended December 26, 2020 and December 28, 2019:

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$18,641	$18,668
Operating cash outflow from finance leases	143	104
Financing cash outflow from finance leases	836	683

As of December 26, 2020, our future minimum rental commitments are immaterial for lease agreements beginning after the current reporting period. Maturities of our lease liabilities for all operating and finance leases are as follows as of December 26, 2020:

	Operating	Finance
	Leases	Leases
Less than one year	$18,259	$993
1 to 2 years	15,919	708
2 to 3 years	13,656	421
3 to 4 years	13,065	129
4 to 5 years	11,928	—
After 5 years	35,342	—
Total future minimum rental commitments	108,169	2,251
Less – amounts representing interest	(27,067)	(207)
Present value of lease liabilities	$81,102	$2,044

Lessor

The Company has certain arrangements for key duplication equipment under which we are the lessor. These leases meet the criteria for operating lease classification. Lease income associated with these leases is not material.